Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended
	Jun. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SIMPLIFY US EQUITY INCOME ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 03, 2020
SIMPLIFY US EQUITY INCOME ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.58%	14.58%	15.44%
SIMPLIFY US EQUITY INCOME ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.47%	13.57%	14.41%
SIMPLIFY US EQUITY INCOME ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.00%	11.36%	12.10%
SIMPLIFY US EQUITY INCOME ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.39%